Lease liabilities (Details) $ in Thousands	6 Months Ended
Feb. 28, 2025 USD ($)
Lease Liabilities
lease liabilities, beginning	$ 1,343
Additions	2,147
Accretion of lease liabilities	158
Lease payments	(517)
Foreign exchange	(2)
lease liabilities, ending	$ 3,129